PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.5%
Aerospace & Defense 0.1%
Vectrus, Inc.*	14,600	$527,060
Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.*	39,600	1,239,480
Atlas Air Worldwide Holdings, Inc.*	50,228	3,462,718
		4,702,198
Airlines 0.9%
Mesa Air Group, Inc.*	369,300	1,255,620
SkyWest, Inc.*	110,168	3,211,397
		4,467,017
Auto Components 1.8%
Dana, Inc.	164,600	2,437,726
Goodyear Tire & Rubber Co. (The)*	313,800	4,179,816
Modine Manufacturing Co.*	195,900	1,547,610
Motorcar Parts of America, Inc.*(a)	20,200	307,242
Standard Motor Products, Inc.	10,300	439,604
		8,911,998
Banks 19.5%
1st Source Corp.	9,100	393,757
Ameris Bancorp	54,800	2,285,160
Associated Banc-Corp.	110,200	2,198,490
Atlantic Union Bankshares Corp.	71,800	2,425,404
BankUnited, Inc.	65,900	2,473,886
Banner Corp.	39,600	2,126,520
Berkshire Hills Bancorp, Inc.	25,200	623,448
Brookline Bancorp, Inc.	27,000	390,420
Byline Bancorp, Inc.	32,100	753,066
Cadence Bank(a)	41,900	1,049,176
Camden National Corp.	14,125	632,094
Cathay General Bancorp	32,200	1,290,898
CNB Financial Corp.	34,099	847,360
Columbia Banking System, Inc.(a)	57,300	1,608,984
Community Trust Bancorp, Inc.	52,166	2,076,728
ConnectOne Bancorp, Inc.	70,800	1,972,488
Eagle Bancorp, Inc.	29,300	1,475,255
Enterprise Financial Services Corp.	20,600	909,902

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Financial Institutions, Inc.	80,027	$2,227,952
First Bancorp	25,200	943,992
First BanCorp. (Puerto Rico)	111,000	1,510,710
First Busey Corp.	57,200	1,285,284
First Commonwealth Financial Corp.	78,000	1,051,440
First Financial Bancorp	115,151	2,354,838
First Financial Corp.	31,059	1,323,735
First Interstate BancSystem, Inc. (Class A Stock)	46,900	1,525,188
First Merchants Corp.(a)	58,600	2,296,534
Flushing Financial Corp.	15,700	337,550
Fulton Financial Corp.	164,900	2,501,533
Great Southern Bancorp, Inc.	18,763	1,064,613
Hancock Whitney Corp.	53,200	2,488,164
Hanmi Financial Corp.	43,778	1,013,461
HarborOne Bancorp, Inc.	19,400	259,766
Heartland Financial USA, Inc.	57,204	2,503,819
Hilltop Holdings, Inc.	64,403	1,641,632
Home BancShares, Inc.	51,200	1,106,944
Hope Bancorp, Inc.	176,416	2,522,749
Horizon Bancorp, Inc.	36,331	635,066
Independent Bank Group, Inc.	24,000	1,627,200
International Bancshares Corp.	57,282	2,279,251
Lakeland Bancorp, Inc.	106,527	1,601,101
Midland States Bancorp, Inc.	29,200	769,712
MidWestOne Financial Group, Inc.	4,962	148,265
NBT Bancorp, Inc.	25,400	894,080
Northwest Bancshares, Inc.	103,200	1,308,576
OceanFirst Financial Corp.	22,200	415,806
OFG Bancorp (Puerto Rico)	37,000	983,460
Old National Bancorp	150,943	2,288,296
Pacific Premier Bancorp, Inc.	48,000	1,505,280
Peapack-Gladstone Financial Corp.	59,679	1,849,452
Premier Financial Corp.	62,482	1,658,272
QCR Holdings, Inc.	13,100	711,199
Renasant Corp.	33,900	1,009,881
S&T Bancorp, Inc.	17,063	482,200
Sandy Spring Bancorp, Inc.	43,500	1,708,245
Simmons First National Corp. (Class A Stock)(a)	95,400	2,277,198
SouthState Corp.	44,585	3,452,662
Texas Capital Bancshares, Inc.*	18,700	960,432
Towne Bank	54,200	1,494,294
Trustmark Corp.	59,500	1,658,860

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.(a)	89,600	$2,980,096
Univest Financial Corp.	28,200	710,640
Valley National Bancorp	290,100	3,475,398
Washington Federal, Inc.	50,800	1,545,844
WesBanco, Inc.	73,948	2,384,083
		98,307,789
Beverages 0.3%
Molson Coors Beverage Co. (Class B Stock)	26,000	1,407,640
Biotechnology 1.0%
Emergent BioSolutions, Inc.*	90,600	2,933,628
Sage Therapeutics, Inc.*	33,000	1,040,160
Surface Oncology, Inc.*	274,300	581,516
Vanda Pharmaceuticals, Inc.*	39,600	392,832
		4,948,136
Building Products 0.3%
American Woodmark Corp.*(a)	14,700	688,695
Resideo Technologies, Inc.*	31,000	697,190
		1,385,885
Capital Markets 0.5%
Cowen, Inc. (Class A Stock)(a)	41,200	941,420
Oppenheimer Holdings, Inc. (Class A Stock)	50,800	1,636,776
		2,578,196
Chemicals 1.0%
Koppers Holdings, Inc.	10,900	264,434
Minerals Technologies, Inc.	40,900	2,601,649
Rayonier Advanced Materials, Inc.*	37,300	191,349
Schweitzer-Mauduit International, Inc.	36,400	915,824
Tronox Holdings PLC (Class A Stock)(a)	58,800	1,011,360
		4,984,616
Commercial Services & Supplies 2.6%
ACCO Brands Corp.	385,141	2,823,084
BrightView Holdings, Inc.*(a)	231,800	2,934,588

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
GEO Group, Inc. (The), REIT*	434,700	$2,838,591
Harsco Corp.*	19,600	200,312
KAR Auction Services, Inc.*(a)	199,600	2,926,136
Matthews International Corp. (Class A Stock)	48,000	1,430,880
		13,153,591
Communications Equipment 0.4%
NETGEAR, Inc.*	38,600	837,620
NetScout Systems, Inc.*	15,600	480,480
Viasat, Inc.*(a)	13,900	511,659
		1,829,759
Construction & Engineering 0.8%
Arcosa, Inc.	2,000	107,060
Northwest Pipe Co.*	34,000	908,140
Primoris Services Corp.	114,900	2,663,382
Tutor Perini Corp.*	30,100	279,027
		3,957,609
Consumer Finance 2.3%
Encore Capital Group, Inc.*(a)	41,791	2,415,938
Enova International, Inc.*	60,200	2,251,480
Navient Corp.	184,900	2,938,061
Nelnet, Inc. (Class A Stock)	36,253	2,975,284
PRA Group, Inc.*(a)	26,800	1,126,404
		11,707,167
Diversified Consumer Services 2.1%
Adtalem Global Education, Inc.*(a)	112,600	3,300,306
Graham Holdings Co. (Class B Stock)	2,100	1,243,977
Perdoceo Education Corp.*	255,200	2,853,136
Strategic Education, Inc.	49,200	3,178,320
		10,575,739
Diversified Financial Services 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	46,500	673,785

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 1.3%
Consolidated Communications Holdings, Inc.*	43,300	$257,635
EchoStar Corp. (Class A Stock)*(a)	132,500	3,093,875
Liberty Latin America Ltd. (Chile) (Class A Stock)*	155,600	1,437,744
Liberty Latin America Ltd. (Chile) (Class C Stock)*	201,000	1,857,240
		6,646,494
Electric Utilities 0.3%
Pinnacle West Capital Corp.	18,400	1,310,080
Electronic Equipment, Instruments & Components 2.9%
Benchmark Electronics, Inc.	3,200	76,032
Kimball Electronics, Inc.*	77,200	1,377,248
Knowles Corp.*	170,800	3,163,216
Sanmina Corp.*	94,600	3,868,194
ScanSource, Inc.*	50,000	1,712,000
TTM Technologies, Inc.*	247,200	3,448,440
Vishay Intertechnology, Inc.	63,600	1,184,868
		14,829,998
Energy Equipment & Services 0.5%
Archrock, Inc.	41,500	361,465
Bristow Group, Inc.*	30,800	918,456
Helix Energy Solutions Group, Inc.*	124,900	513,339
National Energy Services Reunited Corp.*	126,400	845,616
		2,638,876
Equity Real Estate Investment Trusts (REITs) 8.5%
Acadia Realty Trust	9,500	198,740
Agree Realty Corp.	5,300	359,976
Apple Hospitality REIT, Inc.	24,900	440,481
Braemar Hotels & Resorts, Inc.	62,000	375,720
Brandywine Realty Trust	279,000	3,255,930
Broadstone Net Lease, Inc.	51,900	1,073,811
City Office REIT, Inc.	11,400	169,176
Cousins Properties, Inc.	36,100	1,295,990
CTO Realty Growth, Inc.(a)	46,761	2,981,949
Diversified Healthcare Trust	200,900	452,025
Empire State Realty Trust, Inc. (Class A Stock)	103,400	893,376
Equity Commonwealth*	32,300	845,937

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Franklin Street Properties Corp.	555,200	$2,864,832
Global Net Lease, Inc.	229,200	3,215,676
Hudson Pacific Properties, Inc.	54,200	1,261,776
Industrial Logistics Properties Trust	41,500	670,640
Kite Realty Group Trust	132,800	2,961,440
Macerich Co. (The)(a)	272,994	3,426,075
Office Properties Income Trust	136,318	2,947,195
Paramount Group, Inc.	342,700	3,259,077
Physicians Realty Trust	37,300	639,322
Piedmont Office Realty Trust, Inc. (Class A Stock)	213,400	3,435,740
Sabra Health Care REIT, Inc.	307,100	3,586,928
SL Green Realty Corp.(a)	18,655	1,291,299
Veris Residential, Inc.*	3,700	59,237
Whitestone REIT	65,400	794,610
		42,756,958
Food & Staples Retailing 2.6%
Ingles Markets, Inc. (Class A Stock)	29,105	2,710,258
SpartanNash Co.	84,390	2,892,889
United Natural Foods, Inc.*	81,800	3,511,674
Village Super Market, Inc. (Class A Stock)	48,800	1,131,672
Weis Markets, Inc.(a)	37,000	2,955,560
		13,202,053
Food Products 1.8%
Fresh Del Monte Produce, Inc.	110,800	2,886,340
Seaboard Corp.	200	844,998
Seneca Foods Corp. (Class A Stock)*	39,000	2,115,750
TreeHouse Foods, Inc.*	104,000	3,276,000
		9,123,088
Gas Utilities 0.8%
Spire, Inc.(a)	40,800	2,968,200
UGI Corp.	24,100	826,630
		3,794,830

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 0.3%
Avanos Medical, Inc.*	48,900	$1,425,924
Enovis Corp.*	4,466	289,709
		1,715,633
Health Care Providers & Services 1.0%
AdaptHealth Corp.*	113,600	1,438,176
Covetrus, Inc.*	5,200	71,760
Fulgent Genetics, Inc.*(a)	23,200	1,273,216
National HealthCare Corp.	27,800	1,892,068
OPKO Health, Inc.*(a)	157,800	426,060
		5,101,280
Health Care Technology 0.3%
Multiplan Corp.*	367,500	1,628,025
Hotels, Restaurants & Leisure 0.3%
Biglari Holdings, Inc. (Class B Stock)*	8,000	1,091,120
El Pollo Loco Holdings, Inc.*	25,400	270,510
		1,361,630
Household Durables 3.0%
Bassett Furniture Industries, Inc.	18,400	304,704
Beazer Homes USA, Inc.*	167,200	2,521,376
Century Communities, Inc.	39,700	2,092,984
KB Home	26,500	859,395
M/I Homes, Inc.*	10,700	473,796
MDC Holdings, Inc.	10,000	369,100
Meritage Homes Corp.*	12,100	998,855
Taylor Morrison Home Corp.*	139,500	3,653,505
Tri Pointe Homes, Inc.*	171,600	3,546,972
VOXX International Corp.*	69,800	528,386
		15,349,073
Insurance 3.0%
American Equity Investment Life Holding Co.	68,400	2,580,048
CNO Financial Group, Inc.	155,700	3,758,598
Employers Holdings, Inc.	43,598	1,715,145
Enstar Group Ltd.*	2,300	542,225

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	79,800	$296,058
Horace Mann Educators Corp.	54,900	2,187,765
National Western Life Group, Inc. (Class A Stock)	14,600	2,901,896
Safety Insurance Group, Inc.	8,200	705,528
Stewart Information Services Corp.	5,600	288,960
		14,976,223
Internet & Direct Marketing Retail 0.0%
Lands’ End, Inc.*	6,700	93,934
IT Services 0.3%
Bread Financial Holdings, Inc.	24,100	1,320,680
Leisure Products 0.4%
American Outdoor Brands, Inc.*	33,500	422,100
Callaway Golf Co.*	56,100	1,230,834
Nautilus, Inc.*	79,300	238,693
		1,891,627
Machinery 1.2%
Altra Industrial Motion Corp.	89,100	3,474,900
Barnes Group, Inc.	2,700	90,666
Esab Corp.*	4,466	209,902
Gates Industrial Corp. PLC*	100,100	1,276,275
Manitowoc Co., Inc. (The)*	62,600	828,824
Miller Industries, Inc.	5,700	152,817
Park-Ohio Holdings Corp.	3,700	35,483
		6,068,867
Marine 1.8%
Costamare, Inc. (Monaco)	200,100	2,683,341
Eagle Bulk Shipping, Inc.	46,900	2,919,056
Genco Shipping & Trading Ltd.	129,800	2,859,494
Safe Bulkers, Inc. (Greece)	166,100	682,671
		9,144,562
Media 1.4%
Advantage Solutions, Inc.*	60,100	302,303

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Audacy, Inc.*	311,400	$790,956
EW Scripps Co. (The) (Class A Stock)*	168,000	2,765,280
Gray Television, Inc.	164,100	3,039,132
Scholastic Corp.	11,100	409,035
		7,306,706
Metals & Mining 1.8%
Schnitzer Steel Industries, Inc. (Class A Stock)	61,500	2,806,245
SunCoke Energy, Inc.	243,000	2,021,760
TimkenSteel Corp.*	140,700	2,908,269
United States Steel Corp.	41,300	1,259,237
		8,995,511
Mortgage Real Estate Investment Trusts (REITs) 4.5%
Apollo Commercial Real Estate Finance, Inc.	234,283	2,820,768
Ares Commercial Real Estate Corp.	62,700	944,889
ARMOUR Residential REIT, Inc.	138,800	1,018,792
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	139,800	4,199,592
Broadmark Realty Capital, Inc.(a)	143,400	1,119,954
Chimera Investment Corp.	245,200	2,456,904
Dynex Capital, Inc.	57,235	928,924
Ellington Financial, Inc.(a)	84,600	1,369,674
Granite Point Mortgage Trust, Inc.	130,200	1,266,846
KKR Real Estate Finance Trust, Inc.	84,900	1,613,100
MFA Financial, Inc.	27,925	397,931
New York Mortgage Trust, Inc.	24,700	79,534
Ready Capital Corp.(a)	118,572	1,727,594
Redwood Trust, Inc.	133,300	1,293,010
TPG RE Finance Trust, Inc.	36,400	384,020
Two Harbors Investment Corp.(a)	244,200	1,174,602
		22,796,134
Multiline Retail 0.6%
Big Lots, Inc.(a)	86,800	2,682,120
Macy’s, Inc.	7,700	186,109
		2,868,229

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.7%
Avista Corp.	3,200	$129,824
NorthWestern Corp.	61,800	3,503,442
		3,633,266
Oil, Gas & Consumable Fuels 6.6%
Antero Resources Corp.*(a)	80,700	2,840,640
Berry Corp.	181,800	1,994,346
Centennial Resource Development, Inc. (Class A Stock)*	269,300	2,084,382
Chesapeake Energy Corp.(a)	35,900	2,944,518
Civitas Resources, Inc.	43,100	2,526,522
CNX Resources Corp.*	161,800	3,324,990
DHT Holdings, Inc.	127,200	714,864
Dorian LPG Ltd.(a)	133,100	1,959,232
DT Midstream, Inc.	25,300	1,359,875
Earthstone Energy, Inc. (Class A Stock)*(a)	126,600	1,707,834
HF Sinclair Corp.*	37,300	1,418,146
Murphy Oil Corp.(a)	101,400	3,861,312
Ovintiv, Inc.	41,800	2,139,742
Peabody Energy Corp.*(a)	38,800	878,432
REX American Resources Corp.*	3,800	321,594
SFL Corp. Ltd. (Norway)	71,100	705,312
World Fuel Services Corp.	91,600	2,218,552
		33,000,293
Paper & Forest Products 0.9%
Clearwater Paper Corp.*	82,900	2,744,819
Glatfelter Corp.	158,600	1,744,600
		4,489,419
Personal Products 0.7%
Edgewell Personal Care Co.	95,800	3,653,812
Pharmaceuticals 0.6%
Atea Pharmaceuticals, Inc.*	442,400	2,596,888
Prestige Consumer Healthcare, Inc.*	7,000	382,620
		2,979,508

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.4%
Acacia Research Corp.*	12,300	$57,687
Kelly Services, Inc. (Class A Stock)	113,200	2,183,628
		2,241,315
Real Estate Management & Development 1.2%
Forestar Group, Inc.*	100,600	1,640,786
RE/MAX Holdings, Inc. (Class A Stock)	65,100	1,527,246
Realogy Holdings Corp.*(a)	244,500	2,679,720
		5,847,752
Road & Rail 1.1%
Avis Budget Group, Inc.*	2,000	535,340
Covenant Logistics Group, Inc.	118,900	2,442,206
Knight-Swift Transportation Holdings, Inc.	27,900	1,336,131
Ryder System, Inc.	20,200	1,411,980
		5,725,657
Semiconductors & Semiconductor Equipment 0.6%
Photronics, Inc.*	195,600	2,932,044
Software 0.8%
Ebix, Inc.(a)	20,700	616,860
Xperi Holding Corp.	203,400	3,173,040
		3,789,900
Specialty Retail 4.0%
Aaron’s Co., Inc. (The)	125,300	2,572,409
Big 5 Sporting Goods Corp.(a)	77,900	1,127,213
Cato Corp. (The) (Class A Stock)	64,400	872,620
Conn’s, Inc.*(a)	147,200	2,303,680
Container Store Group, Inc. (The)*(a)	213,000	1,629,450
Genesco, Inc.*	27,100	1,681,013
Group 1 Automotive, Inc.	10,400	1,811,056
Lazydays Holdings, Inc.*(a)	55,600	1,080,308
ODP Corp. (The)*	80,980	3,484,569
TravelCenters of America, Inc.*	47,300	1,797,873
Urban Outfitters, Inc.*(a)	74,300	1,768,340
		20,128,531

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 0.3%
Xerox Holdings Corp.	74,000	$1,287,600
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd.*	118,200	3,129,936
Vera Bradley, Inc.*	195,400	1,201,710
		4,331,646
Thrifts & Mortgage Finance 4.4%
Enact Holdings, Inc.	9,000	212,220
Essent Group Ltd.	101,300	4,105,689
Mr. Cooper Group, Inc.*	78,900	3,548,133
NMI Holdings, Inc. (Class A Stock)*	76,000	1,396,880
Northfield Bancorp, Inc.	31,400	411,026
PennyMac Financial Services, Inc.	54,915	2,666,672
Provident Financial Services, Inc.	149,020	3,297,813
Radian Group, Inc.	180,966	3,870,863
TrustCo Bank Corp.	6,800	211,820
Waterstone Financial, Inc.	8,600	138,116
WSFS Financial Corp.	55,700	2,231,899
		22,091,131
Tobacco 0.7%
Universal Corp.	57,500	3,326,375
Trading Companies & Distributors 1.1%
Air Lease Corp.	32,300	1,301,044
Textainer Group Holdings Ltd. (China)	94,800	3,179,592
Titan Machinery, Inc.*	29,900	705,042
Triton International Ltd. (Bermuda)	9,600	586,464
		5,772,142
Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.(a)	189,500	3,471,640
United States Cellular Corp.*	100,600	2,895,268
		6,366,908

Total Common Stocks (cost $454,929,436)		500,635,975

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF(a) (cost $1,661,048)	10,600	$1,577,492

Total Long-Term Investments (cost $456,590,484)		502,213,467

Short-Term Investments 13.0%
Affiliated Mutual Fund 12.7%
PGIM Institutional Money Market Fund (cost $63,827,526; includes $63,796,772 of cash collateral for securities on loan)(b)(we)	63,921,451	63,870,314
Unaffiliated Fund 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,574,625)	1,574,625	1,574,625

Total Short-Term Investments (cost $65,402,151)		65,444,939

TOTAL INVESTMENTS 112.8% (cost $521,992,635)		567,658,406
Liabilities in excess of other assets (12.8)%		(64,342,362)

Net Assets 100.0%		$503,316,044

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,670,497; cash collateral of $63,796,772 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).